Financial Instruments by Category - Summary of Gains and Losses on Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial income	$ 105	$ 134		$ 334
Financial costs	(1,087)	(1,169)		(1,149)
Net exchange differences	(40)	(91)	[1]	(76)	[1]
Results on financial assets at fair value with changes in profit or loss	132	232		289
Result from derivative financial instruments	1	(1)		7
Export Increase Program	0	3	[2]	22	[2]
Result from transactions with financial assets	0	(3)		32
Result from net monetary position	(63)	39		37
Net financial results	(952)	(856)		(504)
Financial and non-financial assets / liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial income	105	134		334
Financial costs	(1,087)	(1,169)		(1,149)
Net exchange differences	20	(60)	[1]	160	[1]
Results on financial assets at fair value with changes in profit or loss	0	0		0
Result from derivative financial instruments	0	0		0
Export Increase Program	0	0	[2]	0	[2]
Result from transactions with financial assets	0	0		0
Result from net monetary position	(63)	39		37
Net financial results	(1,025)	(1,056)		(618)
Financial assets / liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial income	0	0		0
Financial costs	0	0		0
Net exchange differences	(60)	(31)	[1]	(236)	[1]
Results on financial assets at fair value with changes in profit or loss	132	232		289
Result from derivative financial instruments	1	(1)		7
Export Increase Program	0	3	[2]	22	[2]
Result from transactions with financial assets	0	(3)		32
Result from net monetary position	0	0		0
Net financial results	$ 73	$ 200		$ 114

[1]	See Note 2.d).
[2]	See Note 35.j).